Income tax - Deferred tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax
Net operating losses carried forward	¥ 551,813	¥ 442,384	¥ 308,981
Accruals and others	23,606	84,261	67,952
Less: valuation allowance	¥ (575,419)	¥ (526,645)	¥ (376,933)	¥ (159,820)